Investment Contracts - Summary of Investment Contracts for Account of Policyholders (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investment contracts general account [Line Items]
Beginning balance	€ 74,434	€ 84,774
Additions	18,415
Gross premium and deposits - existing and new business	7,711	6,706
Withdrawals	(10,279)	(7,654)
Interest credited	(4,157)	9,147
Investment contracts liabilities released	(6,506)	(9,006)
Fund charges released	(157)	(176)
Net exchange differences	772	(5,842)
Transfers to disposal groups		(3,498)
Other	(135)	(16)
Ending balance	80,097	74,434
Without Discretionary Participation Features [member]
Disclosure of investment contracts general account [Line Items]
Beginning balance	37,169	42,803
Additions	18,415
Gross premium and deposits - existing and new business	6,432	5,393
Withdrawals	(10,279)	(7,654)
Interest credited	(2,682)	4,589
Fund charges released	(157)	(176)
Net exchange differences	1,084	(4,272)
Transfers to disposal groups		(3,498)
Other	(135)	(16)
Ending balance	49,847	37,169
With Discretionary Participation Features [member]
Disclosure of investment contracts general account [Line Items]
Beginning balance	37,265	41,971
Gross premium and deposits - existing and new business	1,279	1,313
Interest credited	(1,475)	4,558
Investment contracts liabilities released	(6,506)	(9,006)
Net exchange differences	(312)	(1,570)
Ending balance	€ 30,250	€ 37,265